Shareholder Report, Average Annual Return (Details)	12 Months Ended	23 Months Ended
	Nov. 30, 2024	Nov. 30, 2024
Pinnacle Focused Opportunities ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	55.82%	34.08%
Russell 1000 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	34.40%	28.42%